IMPACT OF COVID-19	6 Months Ended
Dec. 31, 2022
IMPACT OF COVID-19
IMPACT OF COVID-19

4.    IMPACT OF COVID-19

The Group’s operations, which involve agricultural production and commercialization activities, have been mostly exempted from the disruptions caused by covid-19. Consequently, our financial condition, liquidity position and results of operations have not been materially impacted as we have been allowed to continue with our operations.

The eventual scope of covid-19 pandemic and its impact on the countries and global economy are unknown, with governments being able to implement stricter containment measures, which are not predictable in this instance. It cannot be reasonably quantified to what extent covid-19 will affect the Group’s business and the results of its operations in the future. The Board of Directors and senior management are closely monitoring the pandemic and taking all necessary measures at their disposal to protect human life and the Group’s operations and financial condition.